INVESTMENT IN UNCONSOLIDATED ENTITIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
INVESTMENT IN UNCONSOLIDATED ENTITIES
Schedule of investment in unconsolidated entities
	March 31, 2023	December 31, 2022
Carrying amount – beginning	$26,837,718	$36,299,592
Proportionate share of (losses)	(1,097,839)	(9,461,874)

Carrying amount – ending	$25,739,879	$26,837,718

	December 31, 2022	December 31, 2021
Carrying amount – beginning	$36,299,592	$15,830,538
Investment in Viking	-	29,900,000
Proportionate share of (losses)	(9,461,874)	(9,430,946)

Carrying amount – ending	$26,837,718	$36,299,592